PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of changes in the net carrying amount of property, plant and equipment

	Land,
	buildings and	Machinery	Telecom-	Projects
	leasehold	and	munication	under
	improvements	equipment	networks	development	Total
Cost

Balance as of December 31, 2018	$544.4	$1,872.2	$6,009.2	$91.0	$8,516.8
Additions	22.5	107.8	252.5	118.5	501.3
Net change in additions financed with non-cash balances	0.5	(6.0)	(5.4)	(4.5)	(15.4)
Reclassification	3.4	86.0	88.8	(105.7)	72.5
Retirement, disposals and other	(3.5)	(74.7)	(17.9)	(2.3)	(98.4)
Balance as of December 31, 2019	567.3	1,985.3	6,327.2	97.0	8,976.8
Additions	13.0	66.5	230.3	136.4	446.2
Net change in additions financed with non-cash balances[1]	—	1.4	(57.0)	(9.2)	(64.8)
Reclassification	2.3	(57.4)	184.5	(129.4)	—
Retirement, disposals and other	13.7	31.0	(228.8)	—	(184.1)
Balance as of December 31, 2020	$596.3	$2,026.8	$6,456.2	$94.8	$9,174.1
[1]	Includes a $36.7 million government credit for large investment projects receivable in 2020.

	Land,
	buildings and	Machinery	Telecom-	Projects
	leasehold	and	munication	under
	improvements	equipment	networks	development	Total
Accumulated depreciation and impairment losses

Balance as of December 31, 2018	$226.4	$1,379.9	$3,481.5	$—	$5,087.8
Depreciation	20.1	174.0	402.3	—	596.4
Retirement, disposals and other	(2.4)	(70.2)	(13.8)	—	(86.4)
Balance as of December 31, 2019	244.1	1,483.7	3,870.0	—	5,597.8
Depreciation	20.0	145.7	454.8	—	620.5
Retirement, disposals and other	(0.6)	34.1	(230.7)	—	(197.2)
Balance as of December 31, 2020	$263.5	$1,663.5	$4,094.1	$—	$6,021.1

Net carrying amount
As of December 31, 2019	$323.2	$501.6	$2,457.2	$97.0	$3,379.0
As of December 31, 2020	$332.8	$363.3	$2,362.1	$94.8	$3,153.0